Long-term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt
13. Long-term debt:

	December 31, 2015	December 31, 2014
		(1)
Subordinated debenture notes (a)	$38,359	$44,645
Senior financing (b)	9,123	15,910
Senior revolving financing (c)	10,859	12,101
Other bank financing (d)	3,312	2,646
Capital lease obligations (e)	794	1,394
	62,447	76,696
Current portion	(8,257)	(18,955)
	$54,190	$57,741

(1) We adopted ASU 2015-03 in the fourth quarter of 2015. We applied the change retrospectively to January 1, 2014 for prior period balances of unamortized debt issuance costs, resulting in a $1,486 (CDN$1,964) reduction in other assets and long-term debt on our consolidated balance sheet as of December 31, 2014.

(a)    On September 23, 2011, the Company raised CDN $36,000 through the issuance of debentures to Macquarie Private Wealth Inc. (“Macquarie”) on a private placement basis (the “Initial Debentures”). The Initial Debentures were unsecured and subordinated to senior indebtedness, matured on September 22, 2014, and bore interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term, which commenced on March 15, 2012. The Initial Debentures were redeemable at the option of the Company at a price equal to CDN$1,150 per CDN$1,000 principal amount of the debentures on or before March 22, 2013. After March 22, 2013 and before maturity, the debentures were redeemedable at a price equal to CDN$1,100 per CDN$1,000 principal amount.

On June 27, 2014, the Company raised CDN$19,000 through the issuance of debentures to Richardson GMP Limited (“RGMP”), formerly Macquarie Private Wealth Inc. on a private placement basis (the “Additional Debentures”). In conjunction with the issuance of the Additional Debentures, the Company amended the terms of the Initial Debentures (the “Amended Initial Debentures”). The Amended Initial Debentures are ranked pari passu with the Additional Debentures and both shall be treated as the same series of debentures (the “New Debentures”) with the same terms. The New Debentures totaling CDN$55,000 are composed of the Additional Debentures CDN$19,000 and the Amended Initial Debentures CDN$36,000. The New Debentures are unsecured and subordinated to senior indebtedness, mature on September 15, 2017, and bear interest at 9% per annum, payable in cash semi-annually in arrears on March 15 and September 15 of each year during the term. The New Debentures are redeemable at the option of the Company at a price equal to CDN$1,150 per CDN$1,000 principal amount of the debentures after September 15, 2015 and on or before March 15, 2016. After March 15, 2016 and before maturity, the debentures can be redeemed at a price equal to CDN$1,100 per CDN$1,000 principal amount.

The New Debentures contain an extension option that will allow each debenture holder to have the option to extend, a maximum of six times, the maturity date for an additional period of six months provided that greater than CDN$10,000 of the aggregate principal amount of the New Debentures remain outstanding.

13. Long-term debt (continued):

The Company has performed the assessment of embedded derivatives within the New Debentures and concluded that there is an embedded derivative that requires bifurcation related to the extension option from the New Debentures. The extension option was deemed not clearly and closely related to the New Debentures and is separately accounted for as a standalone derivative. The Company recorded this embedded derivative as a non-current liability on its consolidated balance sheet. At issuance on June 27, 2014, the embedded derivative’s fair value was determined to be CDN$1,249, which was recorded as a reduction to the carrying value of the New Debentures. The Company is accreting the carrying value of the debt to interest expense by using the effective interest method through to the maturity date of the New Debentures. The embedded derivative is subsequently adjusted to fair value at each reporting date, with the associated fair value loss (gain) recorded in interest and other income (loss). The derivative liability is included in other long term liabilities on the consolidated balance sheets. The Company determined the fair value of the embedded derivative using the Interest Rate Option Pricing Method which incorporated the Black-Karasinski model.

The table below discloses the accounting values assigned to the subordinated debenture notes. All values are disclosed in CDN ("C$"). The approximate exchange rate used to value the subordinated debenture notes to USD at December 31, 2015 was 0.72 (2014 - 0.86).

	December 31, 2015		December 31, 2014
Balance, beginning of period	C$	51,970	C$	34,036
Issuance of Additional Debentures	—		19,000
Extension Option Discount	—		(1,249)
Accretion for extension option	395		183
Accretion of share issuance costs	724		—
Balance, end of period	C$	53,089	C$	51,970

	December 31, 2015	December 31, 2014
Emer Senior Financing (1)	$4,807	$9,376
Prins Senior Financing (2)	2,036	3,630
Prins Senior Mortgage Loan (3)	2,280	2,904
	$9,123	$15,910

(1)     The Emer S.p.A ("Emer") senior financing agreement is denominated in Euros, bears interest at the 6-month Euribor plus 2.5% (2.6% as at December 31, 2015) and is recorded at amortized cost using the effective interest rate method.  Interest is paid semi-annually. The Company has pledged its interest in Emer as a general guarantee for its senior financing. The senior financing matures in 2017.

(2)     A total of $7,521 Prins senior financing is denominated in Euros and was assumed on the acquisition of Prins (note 4a). Principal of $3,891 was repaid on December 2, 2014. Additional principal has been repaid in 2015. The senior financing agreement bears interest at the 3-month Euribor plus 3.5% (3.6% as at December 31, 2015). Interest is paid quarterly. The Company has pledged its interest in Prins as a general guarantee for its senior financing. The senior financing matures in 2016.

 13. Long-term debt (continued):

(3)     The Prins senior mortgage loan is denominated in Euros and was assumed on the acquisition of Prins (note 4a). The senior mortgage loan bears interest at 3-month Euribor plus 1% (1.1% as at December 31, 2015). Interest is paid quarterly. The
Company has pledged its interest in Prins's building as a general guarantee for its senior mortgage loan. The senior mortgage loan matures in 2020.

(c)     The senior revolving financing facility is denominated in Euros and bears interest at the 6-month Euribor plus 2.6% (2.7% as at December 31, 2015) and will be repaid through one principal payment of €10,000 on March 31, 2017. Interest is paid semi-annually. The Company has pledged its interest in Emer as a general guarantee for its senior revolving financing.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2015, the Company is in compliance with all covenants under the financing arrangements.

The principal repayment schedule of the senior financings are as follows for the years ended December 31:

	Subordinated debenture notes	Emer Senior Financing	Prins Senior Financing	Prins Senior Mortgage Loan	Senior revolving financing	Total
2016	$—	$3,796	$1,955	$326	$—	$6,077
2017	38,359	1,011	81	326	10,859	50,636
2018	—	—	—	326	—	326
2019	—	—	—	325	—	325
2020 and thereafter	—	—	—	977	—	977
	$38,359	$4,807	$2,036	$2,280	$10,859	$58,341

(d)

	December 31, 2015	December 31, 2014
Emer other financing (1)	$2,019	$1,129
Prins other financing (2)	1,269	1,424
Other financing	24	93
	$3,312	$2,646

(1)     Emer other financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 2.90% (2014 - 1.01%% to 2.90%%) and are payable on maturity dates ranging from June 23, 2015 to June 23, 2017.

(2)    Prins other bank financing consists of a credit facility for maximum borrowings of €2,000. The credit facility bears interest at the 3 month Euribor +3.5% (3.6% as of December 31, 2015). The credit facility is governed by an accounts receivable list requirement limiting such borrowings to 60% of accepted accounts receivable.

(e)    The Company has capital lease obligations that have initial terms of three to five years at interest rates ranging from 3.1% to 4.9% (2014 - 3.1%% to 4.9%).  The capital lease obligations require the following minimum annual principal payments during the respective fiscal years:

13. Long-term debt (continued):

The capital lease obligations are as follows:

2016	$369
2017	256
2018	148
2019	21
2020	—
$794